-------------------------
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                                                       -------------------------
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                                                       hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07242
                                   ----------------------------------

                                The Cutler Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  525 East Bigham Knoll, Suite 100      Jacksonville, Oregon          97530
--------------------------------------------------------------------------------
      (Address of principal executive offices)                      (Zip code)

                                 Erich M. Patten

                         Cutler Investment Counsel, LLC

     525 East Bigham Knoll, Suite 100          Jacksonville, Oregon 97530
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code:  (541) 770-9000
                                                    ----------------------------

Date of fiscal year end:        June 30, 2008
                           -------------------------

Date of reporting period:       June 30, 2008
                           -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                                                              CUTLER EQUITY FUND
--------------------------------------------------------------------------------

                                          THE
                                 [LOGO]  CUTLER
                                         TRUST


                                 ANNUAL REPORT

                                 JUNE 30, 2008

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
TABLE OF CONTENTS
================================================================================
                                                                            Page

Letter to Shareholders..................................................       3

Management Discussion of Fund Performance...............................       4

Performance Information (Unaudited).....................................       6

Portfolio Information (Unaudited).......................................       7

Schedule of Investments.................................................       8

Statement of Assets and Liabilities ....................................      11

Statement of Operations.................................................      12

Statements of Changes in Net Assets.....................................      13

Financial Highlights....................................................      14

Notes to Financial Statements...........................................      15

Report of Independent Registered Public Accounting Firm.................      19

About Your Fund's Expenses (Unaudited)..................................      20

Trustees and Officers of the Trust (Unaudited)..........................      22

Additional Information (Unaudited)......................................      24

Approval of Investment Advisory Agreement (Unaudited)...................      25

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
LETTER TO SHAREHOLDERS
================================================================================

To The Cutler Trust Shareholders:

The enclosed content represents the Cutler Equity Fund's Annual Report for the fiscal year ended June 30th, 2008. While the bull market of the last five years recently came to an end, the Fund performed well during the period compared to its relevant benchmarks. The US has not officially entered a recession, yet the dual drags of rising commodity inflation and housing deflation have resulted in a bear market for US equities. At Cutler, we maintain a long-term investment perspective and believe that this bear market represents a business cycle not unlike those of the past. We believe that the strength of the US economy will ultimately prevail and equity prices will return to previous highs.

The investment climate of the past twelve months was a result of the prevalence of low interest rates following the previous bear market. When the Federal Reserve lowered interest rates to combat the deflationary impact of the bursting tech bubble, they produced a well-documented housing bubble. With the bursting of the housing bubble, the Fed has produced an inflationary commodity bubble. The resulting game of monetary policy "musical chairs" eventually will force the Federal Reserve to raise interest rates to combat inflation. We believe controlling inflation will be positive for US equities, as consumer spending power is stabilized.

The instability of US banking institutions has prevented the Fed from aggressively countering inflationary trends. The credit crisis that began in the summer of 2007 has been a historical financial crisis that has changed the landscape of the American banking sector. As in all crises, however, the strongest institutions will prevail, and the financial sector will be healthier in the long run. We believe that a rise in the Federal Funds rate will be a strong indication from the Federal Reserve that the banking crisis has passed, and will be a bullish signal for equity investors.

In the meantime, we believe that the Cutler Equity Fund is well-positioned to weather the market volatility. As always, the Fund holdings have a strong dividend bias, large capitalizations, and relative value. These characteristics represent companies that are likely to be the winners of sector restructuring; the companies still standing when the dust settles.

Thank you for your continued support.

Sincerely,

/s/ Matthew C. Patten                       /s/ Erich M. Patten

Matthew C. Patten                           Erich M. Patten
Chairman                                    Portfolio Manager
The Cutler Trust                            Cutler Investment Counsel, LLC.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
================================================================================

1)   HOW DID THE FUND PERFORM LAST YEAR?

      The Fund performed very well on a relative basis, outperforming the S&P 500 and Dow Jones Industrial Average by over 200 basis points each. This outperformance was especially notable, as many similar funds had poor relative performance due to substantial weightings in high dividend financial stocks. Despite the strong relative performance, the Fund's return during the fiscal year was still negative at -11.13% including all fees and expenses.

2) WHAT WERE THE MOST SIGNIFICANT MARKET FACTORS AFFECTING THE FUND'S PERFORMANCE DURING THE PAST YEAR?

      Market factors included:

      1)    Rapid rise of commodity prices

      2)    Weakness of the US housing market

      3)    Stressed credit markets

      4)    The decline in value of the US dollar

      5)    Negative overall equities markets

3)    WHY DID THE FUND OUTPERFORM RELATIVE TO THE BENCHMARK?

      The Fund's good relative performance can be attributed to the defensive nature of Cutler's dividend based investment philosophy. In addition, active management helped the Fund's performance, as the financial sector positions were aggressively replaced with more defensive positions. The financials were the worst performing sector during the period, and the Fund had a substantial underweight relative to the S&P 500 throughout most of the year.

4)    WHAT STRATEGIES DID YOU USE TO MANAGE THE FUND?

      The Cutler Equity Income Process focuses on dividends as the primary driver of investment returns. All securities held had a dividend yield of at least 1.25% at the time of the initial purchase, a minimum of $3 billion market capitalization, and an investment grade rating on their senior debt. In addition, no securities cut their dividend while held in the portfolio.

5) WHAT WERE THE PRIMARY STRATEGIC FACTORS THAT GUIDED YOUR MANAGEMENT OF THE FUND?

      The combination of fundamental bottom-up analysis with top-down sector allocation contributed to the overall performance of the Fund. Strategic factors included an underweighting in financials, specifically to investment banking securities. Utilities were a strong performing sector and the Fund's allocation was relatively high versus the S&P 500.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Continued)
================================================================================

6) WHAT WERE SOME OF THE KEY TRENDS IN EACH OF THE REGIONS/SIGNIFICANT INDUSTRIES THE FUND INVESTS IN?

      The Fund's holdings remain 100% domiciled in the US, and the strategies employed do not have any additional regional bias. An important trend affecting the Fund was the overall down markets, which have been influenced by rising inflation and falling housing prices. Tighter credit has been a major investment theme, particularly among lower quality and smaller capitalization securities with financing needs. The Cutler Equity Fund holds companies that generally have access to capital in all market environments, and therefore tend to have lower volatility during periods of stress.

7)    WHICH SECURITIES CONTRIBUTED MOST TO THE FUND'S PERFORMANCE?

      1)    National Fuel Gas Co.

      2)    ConocoPhillips

      3)    Chevron Corp.

      4)    Exelon Corp. (Sold on 4/4/08)

      5)    IBM Corp.

8)    DID ANY SECURITIES HURT THE FUND'S PERFORMANCE?

      1)    The McGraw-Hill Cos., Inc.

      2)    Lincoln National Corp.

      3)    Citigroup, Inc. (Sold on 1/11/08)

      4)    Washington Mutual, Inc. (Sold on 8/3/07)

      5)    Weyerhaeuser Co.

      The views in this report were those of Cutler Investment Counsel, LLC as of June 30, 2008 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

      BEFORE INVESTING YOU SHOULD CAREFULLY CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. THIS AND OTHER INFORMATION IS IN THE PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED BY CALLING 1-800-228-8537. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, ARE AVAILABLE BY CALLING 800-228-8537.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
PERFORMANCE INFORMATION
June 30, 2008 (Unaudited)
================================================================================

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
             CUTLER EQUITY FUND AND THE S&P 500 TOTAL RETURN INDEX

                              [LINE GRAPH OMITTED]

              Cutler Equity Fund         S&P 500 Total Return Index
             --------------------        --------------------------
              DATE         VALUE             DATE         VALUE
              ----        -------            ----        -------
             06/30/98     $10,000           06/30/98     $10,000
             09/30/98       9,052           09/30/98       9,005
             12/31/98      10,447           12/31/98      10,923
             03/31/99      10,511           03/31/99      11,467
             06/30/99      11,810           06/30/99      12,276
             09/30/99      10,707           09/30/99      11,509
             12/31/99      10,790           12/31/99      13,222
             03/31/00      10,902           03/31/00      13,525
             06/30/00      10,717           06/30/00      13,165
             09/30/00      10,943           09/30/00      13,038
             12/31/00      11,724           12/31/00      12,018
             03/31/01      11,279           03/31/01      10,593
             06/30/01      11,679           06/30/01      11,213
             09/30/01      10,530           09/30/01       9,567
             12/31/01      11,351           12/31/01      10,589
             03/31/02      11,578           03/31/02      10,618
             06/30/02      10,036           06/30/02       9,196
             09/30/02       7,853           09/30/02       7,607
             12/31/02       8,785           12/31/02       8,249
             03/31/03       8,271           03/31/03       7,989
             06/30/03       9,560           06/30/03       9,219
             09/30/03       9,575           09/30/03       9,463
             12/31/03      10,953           12/31/03      10,615
             03/31/04      10,928           03/31/04      10,795
             06/30/04      11,031           06/30/04      10,981
             09/30/04      11,117           09/30/04      10,776
             12/31/04      11,757           12/31/04      11,770
             03/31/05      11,691           03/31/05      11,517
             06/30/05      11,667           06/30/05      11,675
             09/30/05      12,098           09/30/05      12,096
             12/31/05      12,164           12/31/05      12,349
             03/31/06      12,544           03/31/06      12,869
             06/30/06      12,701           06/30/06      12,684
             09/30/06      13,424           09/30/06      13,402
             12/31/06      14,273           12/31/06      14,300
             03/31/07      14,371           03/31/07      14,392
             06/30/07      15,190           06/30/07      15,294
             09/30/07      15,510           09/30/07      15,604
             12/31/07      15,007           12/31/07      15,085
             03/31/08      14,171           03/31/08      13,660
             06/30/08      13,499           06/30/08      13,287

--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS(a)
                       (FOR PERIODS ENDED JUNE 30, 2008)

                                          1 Year   5 Years   10 Years
                                          ------   -------   --------
            Cutler Equity Fund            -11.13%   7.15%      3.05%
            S&P 500 Total Return Index    -13.12%   7.58%      2.88%

(a) Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
--------------------------------------------------------------------------------

The Cutler Equity Fund (the "Fund") is managed pursuant to an equity income strategy. The investment manager and Trustees believe the S&P 500 Total Return Index is the most appropriate benchmark for the Fund due to its focus on large capitalization securities, broad index membership, and the representation of multiple security types that are used in the management of the Fund.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
PORTFOLIO INFORMATION
June 30, 2008 (Unaudited)
================================================================================

SECTOR ALLOCATION (% OF NET ASSETS)

          [PIE CHART OMITTED]           Consumer Discretionary          7.1%
                                        Consumer Staples               15.8%
                                        Energy                         13.6%
                                        Financials                     10.5%
                                        Health Care                     5.6%
                                        Industrials                    15.2%
                                        Information Technology          7.0%
                                        Materials                      11.0%
                                        Telecommunication Services      5.8%
                                        Utilities                       7.7%
                                        Other                           0.7%

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2008
================================================================================
    SHARES   COMMON STOCKS -- 99.3%                                    VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 3.5%
    19,800   United Technologies Corp. .........................   $  1,221,660
                                                                   ------------

             BEVERAGES -- 3.6%
    19,430   PepsiCo, Inc. .....................................      1,235,554
                                                                   ------------

             CHEMICALS -- 2.5%
    24,240   Dow Chemical Co. (The) ............................        846,218
                                                                   ------------

             COMMERCIAL BANKS -- 5.2%
    34,860   U.S. Bancorp ......................................        972,245
    35,100   Wells Fargo & Co. .................................        833,625
                                                                   ------------
                                                                      1,805,870
                                                                   ------------
             COMMERCIAL SERVICES & SUPPLIES -- 2.1%
    21,550   Pitney Bowes, Inc. ................................        734,855
                                                                   ------------

             COMPUTERS & PERIPHERALS -- 4.3%
    12,500   International Business Machines Corp. .............      1,481,625
                                                                   ------------

             CONSTRUCTION MATERIALS -- 3.1%
    17,820   Vulcan Materials Co. ..............................      1,065,280
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES -- 2.6%
    25,800   JPMorgan Chase & Co. ..............................        885,198
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.8%
    32,770   AT&T, Inc. ........................................      1,104,021
    25,450   Verizon Communications, Inc. ......................        900,930
                                                                   ------------
                                                                      2,004,951
                                                                   ------------
             ELECTRICAL EQUIPMENT -- 3.1%
    21,800   Emerson Electric Co. ..............................      1,078,010
                                                                   ------------

             FOOD & STAPLES RETAILING -- 2.9%
    36,520   Sysco Corp. .......................................      1,004,665
                                                                   ------------

             FOOD PRODUCTS -- 3.0%
    31,010   Archer-Daniels-Midland Co. ........................      1,046,588
                                                                   ------------

             GAS UTILITIES -- 4.5%
    26,290   National Fuel Gas Co. .............................      1,563,729
                                                                   ------------

             HOUSEHOLD PRODUCTS -- 6.3%
    18,190   Kimberly-Clark Corp. ..............................      1,087,398
    17,780   Procter & Gamble Co. (The) ........................      1,081,202
                                                                   ------------
                                                                      2,168,600
                                                                   ------------

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    SHARES   COMMON STOCKS -- 99.3% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES -- 2.5%
    32,650   General Electric Co. ..............................   $    871,429
                                                                   ------------

             INSURANCE -- 2.7%
    20,750   Lincoln National Corp. ............................        940,390
                                                                   ------------

             MACHINERY -- 3.9%
    18,240   Caterpillar, Inc. .................................      1,346,477
                                                                   ------------

             MEDIA -- 2.6%
    22,060   McGraw-Hill Cos., Inc. (The) ......................        885,047
                                                                   ------------

             METALS & MINING -- 3.4%
    32,520   Alcoa, Inc. .......................................      1,158,362
                                                                   ------------

             MULTI-LINE RETAIL -- 2.5%
    28,930   Nordstrom, Inc. ...................................        876,579
                                                                   ------------

             MULTI-UTILITIES -- 3.2%
    28,000   Consolidated Edison, Inc. .........................      1,094,520
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS -- 13.6%
    16,540   Chevron Corp. .....................................      1,639,610
    17,950   ConocoPhillips ....................................      1,694,301
    15,660   Exxon Mobil Corp. .................................      1,380,116
                                                                   ------------
                                                                      4,714,027
                                                                   ------------
             PAPER & FOREST PRODUCTS -- 2.1%
    14,390   Weyerhaeuser Co. ..................................        735,905
                                                                   ------------

             PHARMACEUTICALS -- 5.6%
    17,200   Johnson & Johnson .................................      1,106,648
    47,220   Pfizer, Inc. ......................................        824,933
                                                                   ------------
                                                                      1,931,581
                                                                   ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.7%
    43,530   Intel Corp. .......................................        935,024
                                                                   ------------

             SPECIALTY RETAIL -- 2.0%
    29,280   Home Depot, Inc. (The) ............................        685,738
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $29,195,723) ............   $ 34,317,882
                                                                   ------------

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    SHARES   MONEY MARKET FUNDS -- 1.3%                                VALUE
--------------------------------------------------------------------------------
   429,025   Fidelity Institutional Money Market Portfolio -
             Select Class, 2.574% (a) (Cost $429,025) ..........   $    429,025
                                                                   ------------
             TOTAL INVESTMENTS AT VALUE -- 100.6%
             (Cost $29,624,748) ................................   $ 34,746,907

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%) ...       (198,283)
                                                                   ------------

             NET ASSETS -- 100.0% ..............................   $ 34,548,624
                                                                   ============

(a) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2008.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008
================================================================================
ASSETS
  Investments in securities:
  At acquisition cost .........................................    $ 29,624,748
                                                                   ============
  At value ....................................................    $ 34,746,907
  Dividends receivable ........................................          55,433
  Receivable for capital shares sold ..........................          13,800
  Other assets ................................................           4,765
                                                                   ------------
Total assets ..................................................      34,820,905
                                                                   ------------

LIABILITIES
  Dividends payable ...........................................           6,841
  Payable for capital shares redeemed .........................         219,600
  Investment advisory fees (Note 3) ...........................          22,724
  Administration fees (Note 3) ................................           6,000
  Other accrued expenses and liabilities ......................          17,116
                                                                   ------------
Total liabilities .............................................         272,281
                                                                   ------------

NET ASSETS ....................................................    $ 34,548,624
                                                                   ============

NET ASSETS CONSIST OF:
  Paid-in capital .............................................    $ 42,569,282
  Undistributed net investment income .........................             965
  Accumulated net realized losses from security transactions ..     (13,143,782)
  Net unrealized appreciation on investments ..................       5,122,159
                                                                   ------------
NET ASSETS ....................................................    $ 34,548,624
                                                                   ============

Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) .........................       3,199,693
                                                                   ============

Net asset value, offering price and redemption price
  per share (Note 2) ..........................................    $      10.80
                                                                   ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2008
================================================================================
INVESTMENT INCOME
  Dividend income ..............................................   $  1,070,821
                                                                   ------------

EXPENSES
  Investment advisory fees (Note 3) ............................        288,331
  Administration fees (Note 3) .................................         72,000
  Trustees' fees and expenses ..................................         40,808
  Professional fees ............................................         37,218
  Insurance expense ............................................         16,150
  Registration fees ............................................         13,796
  Custody fees .................................................         11,423
  Postage and supplies .........................................          8,662
  Printing of shareholder reports ..............................          6,011
  Shareholder services fees (Note 3) ...........................            887
  Other expenses ...............................................          7,232
                                                                   ------------
Total expenses .................................................        502,518
                                                                   ------------

NET INVESTMENT INCOME ..........................................        568,303
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized gains from investments ..........................      1,502,137
  Net change in unrealized appreciation/depreciation
    on investments .............................................     (6,448,599)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ..............     (4,946,462)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS .....................   $ (4,378,159)
                                                                   ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
==================================================================================================
                                                                          Year            Year
                                                                         Ended           Ended
                                                                     June 30, 2008   June 30, 2007
--------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income ...........................................   $    568,303    $    546,435
  Net realized gains from investments .............................      1,502,137       2,662,323
  Net change in unrealized appreciation/depreciation of investments     (6,448,599)      3,965,088
                                                                      ------------    ------------
Net increase (decrease) in net assets from operations .............     (4,378,159)      7,173,846
                                                                      ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income ....................................       (571,357)       (547,696)
                                                                      ------------    ------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .......................................      3,782,936         804,972
  Net asset value of shares issued in reinvestment
    of distributions to shareholders ..............................        546,735         525,004
  Payments for shares redeemed ....................................     (5,343,431)     (5,526,984)
                                                                      ------------    ------------
Net decrease from capital share transactions ......................     (1,013,760)     (4,197,008)
                                                                      ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................     (5,963,276)      2,429,142

NET ASSETS
Beginning of year .................................................     40,511,900      38,082,758
                                                                      ------------    ------------
End of year .......................................................   $ 34,548,624    $ 40,511,900
                                                                      ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME ...............................   $        965    $      4,019
                                                                      ============    ============

CAPITAL SHARE ACTIVITY
Sold ..............................................................        315,266          68,340
Reinvested ........................................................         47,040          44,997
Redeemed ..........................................................       (446,161)       (470,570)
                                                                      ------------    ------------
Net decrease in shares outstanding ................................        (83,855)       (357,233)
Shares outstanding at beginning of year ...........................      3,283,548       3,640,781
                                                                      ------------    ------------
Shares outstanding at end of year .................................      3,199,693       3,283,548
                                                                      ============    ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
FINANCIAL HIGHLIGHTS
====================================================================================================================
Per Share Data for a Share Outstanding Throughout Each Year
--------------------------------------------------------------------------------------------------------------------
                                                                       YEARS ENDED JUNE 30,
                                              ----------------------------------------------------------------------
                                                 2008           2007           2006           2005           2004
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ......   $    12.34     $    10.46     $     9.75     $     9.38     $     8.29
                                              ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
  Net investment income ...................         0.18           0.16           0.15           0.17           0.18
  Net realized and unrealized gains
    (losses) on investments ...............        (1.54)          1.88           0.71           0.37           1.09
                                              ----------     ----------     ----------     ----------     ----------
Total from investment operations ..........        (1.36)          2.04           0.86           0.54           1.27
                                              ----------     ----------     ----------     ----------     ----------

Less distributions from:
  Net investment income ...................        (0.18)         (0.16)         (0.15)         (0.17)         (0.18)
                                              ----------     ----------     ----------     ----------     ----------

Net asset value at end of year ............   $    10.80     $    12.34     $    10.46     $     9.75     $     9.38
                                              ==========     ==========     ==========     ==========     ==========

Total return (a) ..........................      (11.13%)        19.59%          8.86%          5.77%         15.39%
                                              ==========     ==========     ==========     ==========     ==========

Net assets at the end of year (000's) .....   $   34,549     $   40,512     $   38,083     $   40,107     $   41,233
                                              ==========     ==========     ==========     ==========     ==========

Ratios/supplementary data:
Ratio of net expenses to average net assets        1.31%          1.30%          1.26%          1.30%(b)       1.25%(b)

Ratio of net investment income
  to average net assets ...................        1.48%          1.36%          1.44%          1.77%          1.95%

Portfolio turnover rate ...................          13%            10%            21%            14%            14%

(a) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gain distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Absent fee waivers by the Fund's investment adviser, the ratio of gross expenses to average net assets would have been 1.43% and 1.43% for the years ended June 30, 2005 and 2004, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2008
================================================================================

1.    ORGANIZATION

      The Cutler Equity Fund (the "Fund") is a diversified series of The Cutler Trust (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940. The Fund is the only series of the Trust. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value. The Fund commenced operations on October 2, 1992.

      The Fund seeks current income and long-term capital appreciation.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following summarizes the significant accounting policies of the Fund:

      SECURITIES VALUATION -- Portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's investment adviser believes another valuation is more appropriate.

      The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Fund's investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its net asset value.

      SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

      ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

      SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAINS AND LOSSES -- Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Gains and losses on securities sold are determined on a specific identification basis.

      DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Capital gain distributions, if any, are distributed to shareholders annually.
      Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid during the years ended June 30, 2008 and 2007 was ordinary income.

      FEDERAL INCOME TAXES -- The Fund intends to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on income distributed. Accordingly, no provision for income taxes has been made.

      In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its investment income (earned during the calendar year) and 98% of its net realized gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

      The following information is computed on a tax basis for each item as of June 30, 2008:

      Tax cost of portfolio investments ..................   $ 29,672,660
                                                             ============
      Gross unrealized appreciation ......................   $  8,064,375
      Gross unrealized depreciation ......................     (2,990,128)
                                                             ------------
      Net unrealized appreciation ........................      5,074,247
      Undistributed ordinary income ......................          7,806
      Capital loss carryforward ..........................    (13,095,870)
      Other temporary differences due to timing of cash
      distributions ......................................         (6,841)
                                                             ------------
      Accumulated deficit ................................   $ (8,020,658)
                                                             ============

     The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

      As of June 30, 2008, the Fund had capital loss carryforwards of $13,095,870, of which $4,320,968 expires June 30, 2010, $5,747,725 expires
      June 30, 2011,  $2,687,016 expires June 30, 2012 and $340,161 expires June
      30, 2014. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

      During the year ended June 30, 2008, the Fund utilized $1,485,536 of capital loss carryforwards to offset current year realized gains.

      For the year ended June 30, 2008, the Fund reclassified $9 of accumulated net realized losses from security transactions against paid-in capital on the Statement of Assets and Liabilities. This reclassification is due to permanent differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. Such reclassification had no effect on the Fund's net assets or net asset value per share.

      The Financial Accounting Standards Board's ("FASB") Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are required to be recorded as a tax benefit or expense in the current year. Based on management's analysis, the application of FIN 48 does not have a material impact on these financial statements. The statute of limitations on the Fund's tax returns remains open for the years ended June 30, 2005 through June 30, 2007.

3.    TRANSACTIONS WITH AFFILIATES

      INVESTMENT ADVISER -- Cutler Investment Counsel, LLC (the "Adviser") is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of the Fund's average daily net assets.

      Certain officers of the Trust are also officers of the Adviser.

      ADMINISTRATION AND OTHER SERVICES -- Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC ("Ultimus"), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets up to $500 million; 0.125% on the next $500 million of such assets; and 0.10% on such assets in excess of $1 billion, subject to a minimum monthly fee of $6,000. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC, the principal underwriter of the Fund's shares and an affiliate of Ultimus.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

      SHAREHOLDER SERVICE PLAN -- The Fund may pay shareholder servicing fees not to exceed an annual rate of 0.25% of the Fund's average daily net assets. These fees may be paid to various financial institutions that provide shareholder and account maintenance services.

4.    SECURITIES TRANSACTIONS

      The cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $4,907,963 and $5,261,907, respectively, during the year ended June 30, 2008.

5.    CONTINGENCIES AND COMMITMENTS

      The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.    NEW ACCOUNTING PRONOUNCEMENT

      In September 2006, FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

      To the Board of Trustees of The Cutler Trust and the Shareholders of the Cutler Equity Fund

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Cutler Equity Fund, a series of shares of beneficial interest of The Cutler Trust, as of June 30, 2008, and the related statement of operations, the statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 2007 and the financial highlights for each of the four years in the period ended June 30, 2007 were audited by other auditors whose report dated August 21, 2007 expressed an unqualified opinion on such financial statement and financial highlights.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cutler Equity Fund as of June 30, 2008, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


                                        /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                            BRIGGS, BUNTING & DOUGHERTY, LLP

     Philadelphia, Pennsylvania
     August 15, 2008

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited)
================================================================================

      We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These ongoing costs, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

      A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown (January 1, 2008) and held for the entire period (June 30, 2008).

      The table below illustrates the Fund's costs in two ways:

      ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

      HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it impose any sales loads.

      The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited) (Continued)
================================================================================

      More information about the Fund's expenses, including annual expense ratios over the past five years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                           Beginning           Ending
                                         Account Value      Account Value      Expenses Paid
                                        January 1, 2008     June 30, 2008     During Period*
                                        ---------------     -------------     --------------
      Based on Actual Fund Return          $1,000.00          $  899.50            $6.23
      Based on Hypothetical 5% Return
         (before expenses)                 $1,000.00          $1,018.30            $6.62

*     Expenses are equal to the Fund's annualized expense ratio of 1.32% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 182/366 (to reflect the one-half year period).

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)
================================================================================

      The Board of Trustees is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Fund. Each Trustee holds office until the person resigns, is removed, or replaced. Officers are elected for an annual term. Unless otherwise noted, the Trustees and officers have held their principal occupations for more than five years. The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling 1-888-CUTLER4.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                                                                                                     PORTFOLIOS IN     OTHER
NAME                          POSITION         LENGTH                                                FUND COMPLEX      DIRECTORSHIPS
DATE OF BIRTH                 WITH THE         OF TIME           PRINCIPAL OCCUPATION(S)             OVERSEEN BY       HELD BY
AND ADDRESS                   TRUST            SERVED            DURING PAST 5 YEARS                 TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Matthew C. Patten(1)          Trustee/         Trustee           President, Investment Committee          1            None
Born: December 1975           Chairman/        Since 2006;       Member and Portfolio Manager of
525 Bigham Knoll, Suite 100   Treasurer        Treasurer         Cutler Investment Counsel, LLC
Jacksonville, OR 97530                         Since             since 2003; Portfolio Manager,
                                               2004              Member and President of Cutler
                                                                 Venture Partners, LLC (a private
                                                                 equity firm) since 2003;
                                                                 Investment Committee Member of
                                                                 Table Rock (a registered
                                                                 investment adviser) from2002
                                                                 until 2004; Portfolio Manager -
                                                                 Private Equity and Public Equity
                                                                 of Table Rock from 2000 until
                                                                 2004; Chief Operating Officer and
                                                                 Portfolio Manager of Cutler Asia,
                                                                 LLC (a private equity firm)
                                                                 from2000 until 2006; Director of
                                                                 The First America Asia Fund I,
                                                                 L.P. (a private equity fund) from
                                                                 1999 until 2006.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Robert B.Watts, Jr.           Trustee          Since 1996        Counsel, Northhaven Associates           1            None
Born: December 1930                                              since 1985.
1710 Lake Village Drive
Medford, OR 97504
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Clarke              Trustee          Since 2002        Retired.                                 1            None
Born: May 1922
One Skyline Drive Apt. 3407
Medford,OR 97504
------------------------------------------------------------------------------------------------------------------------------------
John P. Cooney                Trustee          Since 2007        Retired since March 2007; U.S.           1            None
Born: January 1932                                               Magistrate Judge until March 2007.
100 Greenway Circle
Medford, OR 97504
------------------------------------------------------------------------------------------------------------------------------------
Dr. Mario Campagna            Trustee          Since 2007        Retired.                                 1            None
Born: April 1927
1701 Lake Village Drive
Medford, OR 97504
------------------------------------------------------------------------------------------------------------------------------------

(1) Matthew C. Patten is an "Interested Person," as defined by the 1940Act, because he is an affiliated person of the Adviser.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)
(Continued)
================================================================================

---------------------------------------------------------------------------------------------------------------------
NAME,                              POSITION
DATE OF BIRTH                      WITH                  LENGTH                PRINCIPAL OCCUPATION(S)
AND ADDRESS                        THE TRUST             OF TIME SERVED        DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
SENIOR OFFICERS
---------------------------------------------------------------------------------------------------------------------
Erich M. Patten                    President             Since 2004            Investment Committee Member, Portfolio
Born: October 1977                                                             Manager and Corporate Secretary of
525 Bigham Knoll, Suite 100                                                    Cutler Investment Counsel, LLC since
Jacksonville, OR 97530                                                         2003; Member of Cutler Venture
                                                                               Partners, LLC (private equity firm)
                                                                               since 2003; Investment Committee
                                                                               Member and Portfolio Manager of Table
                                                                               Rock (a registered investment adviser)
                                                                               from 2003 until 2004.
---------------------------------------------------------------------------------------------------------------------
Brooke C. Ashland                  Vice President/       Since 2002            Investment Committee Member and Chief
Born: December 1951                Chief Compliance                            Executive Officer of Cutler Investment
525 Bigham Knoll, Suite 100        Officer                                     Counsel, LLC since 2003; Portfolio
Jacksonville, OR 97530                                                         Manager, Member and Chief Executive
                                                                               Officer of Cutler Venture Partners,
                                                                               LLC (a private equity firm) since
                                                                               2003; Chief Executive Officer of
                                                                               Centricity, LLC (an investment
                                                                               adviser) since 2003; General Partner
                                                                               Of The First America Asia Fund I, LP
                                                                               (a private equity fund) from 1999
                                                                               until 2006; Chief Operating Officer,
                                                                               Chief Executive Officer and Portfolio
                                                                               Manager of Cutler Asia, LLC (a private
                                                                               equity firm) from 1998 until 2007;
                                                                               Chief Executive Officer and/or
                                                                               Chairman of the Board of Managers for
                                                                               Table Rock (a registered investment
                                                                               adviser) from 1995 to 2004; Chief
                                                                               Executive Officer and President of
                                                                               Trustee Investment Services, Inc. (a
                                                                               Trustee education firm) since 1991;
                                                                               President of Big Bear Timber, LLC
                                                                               (farming) since 1989.
---------------------------------------------------------------------------------------------------------------------
Carol S. Fischer                   Vice President/       Since 1996            Member and Chief Operating Officer of
Born: December 1955                Asst. Secretary/                            Cutler Investment Counsel, LLC since
525 Bigham Knoll, Suite 100        Asst. Treasurer                             2003; Member and Chief Operating
Jacksonville, OR 97530                                                         Officer of Table Rock (a registered
                                                                               investment adviser) from 1994 to 2004;
                                                                               Secretary of P.S.& S., Inc. (a sales
                                                                               company) since 1990.
---------------------------------------------------------------------------------------------------------------------
Robert G. Dorsey                   Vice President        Since 2005            Managing Director of Ultimus Fund
Born:  April 1957                                                              Solutions, LLC and Ultimus
225 Pictoria Drive                                                             Fund Distributors, LLC.
Suite 450
Cincinnati, OH 45246
---------------------------------------------------------------------------------------------------------------------
John F. Splain                     Secretary             Since 2005            Managing Director of Ultimus Fund
Born: September 1956                                                           Solutions, LLC and Ultimus Fund
225 Pictoria Drive                                                             Distributors, LLC.
Suite 450
Cincinnati, OH 45246
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
ADDITIONAL INFORMATION (Unaudited)
================================================================================

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available without charge, upon request, by calling 1-800-228-8537 or on the Securities and Exchange Commission ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-228-8537 or on the SEC's website at http://www.sec.gov.

FORM N-Q INFORMATION

      The Trust files a complete listing of the Fund's portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available without charge, upon request, by calling 1-800-228-8537. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      On December 18, 2007, Deloitte & Touche ("D&T") was replaced as independent registered public accounting firm of the Fund, and Briggs, Bunting & Dougherty, LLP was selected as the Fund's new independent registered public accounting firm. The Fund's selection of Briggs, Bunting & Dougherty, LLP as its independent registered public accounting firm was approved by the Audit Committee and Board of Trustees of the Trust.

      D&T's  reports on the Fund's  financial  statements  for the fiscal  years ended June 30, 2007 and 2006 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years, and through the date of D&T's replacement, there were no disagreements between the Fund and D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited)
================================================================================

      The Board of Trustees, including the Independent Trustees voting separately, has reviewed and approved the continuance of the Fund's Investment Advisory Agreement (the "Agreement") with the Adviser for an additional one year period. Approval took place at an in-person meeting held on March 20, 2008, at which all of the Trustees were present. The Independent Trustees were advised by their counsel of their fiduciary obligations in approving the Agreement and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreement and whether the Agreement continues to be in the best interests of the Fund and its shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and of comparable private accounts of the Adviser; (iii) the costs of the services provided and the profits realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Fund's shareholders.

      The Trustees reviewed the background, qualifications, education and experience of the Adviser's investment and operational personnel.
      Management provided detailed information on its professional personnel, including each person's area of responsibility. Management of the Adviser also updated the Trustees on the expansion of the Adviser's product base and plans for continued expansion during the coming year.

      The Trustees also discussed and considered the quality of administrative and other services provided to the Fund, the Adviser's and the Fund's compliance programs, and the Adviser's role in coordinating such services and programs. The Independent Trustees were advised by experienced independent counsel throughout the process. The Adviser provided the Board with information to assist the Trustees in analyzing the performance of the Fund over various periods ended December 31, 2007. The Fund's returns were compared to the returns of S&P 500 Total Return Index, the Dow Jones Industrial Average and certain other indices, comparable private accounts managed by the Adviser, and domestic equity funds in the Morningstar database of similar size with similar investment objectives. These analyses and comparisons showed that the Fund has performed competitively over both the short and long term. Based upon their review, the Trustees found that the Fund's performance has been competitive with the returns of relevant securities indices and other similarly situated mutual funds.

      In reviewing the advisory fee and total expense ratios of the Fund, the Trustees were provided with comparative expense and advisory fee information for other mutual funds, categorized both by fund size and by investment style. The Fund currently pays an investment advisory fee computed at the annual rate of 0.75% of the Fund's average daily net assets, and the total expense ratio for the Fund for the fiscal year ended June 30, 2007 was 1.30% of average net assets. The Trustees took note of the fact that the Fund's advisory fee and expense ratio were equal to the median advisory fee and expenses ratio for funds with assets under $100 million which are categorized by Morningstar as Large Cap Value.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited) (Continued)
================================================================================

      The Trustees reviewed the Adviser's current registration form (Form ADV) and its financial statement as well as an analysis prepared by the Adviser reflecting its revenues and expenses with respect to its services to the Fund for the year ended December 31, 2007. The Trustees noted that the Fund does not have any "soft dollar" arrangements with broker-dealers that would otherwise benefit the Adviser and considered any fall-out benefits to the Adviser from managing the Fund.

      Prior  to  voting,   the  Independent   Trustees   reviewed  the  proposed
      continuance of the Agreement with counsel in executive session. In approving the Agreement, the Independent Trustees reached the following conclusions: (1) based on the performance and risk characteristics of the Fund and the effectiveness of the Fund in achieving its stated objective, they believe the Adviser has provided high quality services; (2) the Adviser has the financial resources and personnel to continue to provide quality advisory services to the Fund; (3) the advisory fees are reasonable and the total expenses of the Fund are reasonable; and (4) the continuation of the Agreement is in the best interests of the Fund and its shareholders. The Independent Trustees also reviewed and considered the profitability of the Adviser with regards to its management of the Fund, concluding that the Adviser's profitability was not excessive given the quality and scope of services provided by the Adviser and the investment performance of the Fund. The Independent Trustees further determined that, based on the Fund's asset levels, which have remained relatively constant over the past several years, it would not be relevant to consider the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. Following further discussion, it was the consensus of the Independent Trustees that it is not appropriate to introduce fee breakpoints at the present time. The Trustees noted, however, that if the Fund grows significantly in assets, it may become necessary for the Adviser to consider adding fee breakpoints to the Agreement.

      No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Agreement. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it would be in the best interests of the Fund and its shareholders to renew the Agreement for an additional annual period.

                      (This page intentionally left blank)

                         CUTLER INVESTMENT COUNSEL, LLC
                              INVESTMENT MANAGEMENT

                         INVESTMENT ADVISER TO THE TRUST

                                525 Bigham Knoll
                                    Suite 100
                             Jacksonville, OR 97530
                          (800)228-8537 o(541)770-9000
                                Fax:(541)779-0006
                                 info@cutler.com

ITEM 2.     CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the collective experience of the members provides the registrant with adequate oversight for the registrant's current level of financial complexity.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $15,000 with respect to the registrant's fiscal year ended June 30, 2008. The aggregate fees billed for professional services rendered by the former principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $21,500 with respect to the registrant's fiscal year ended June 30, 2007.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,500 with respect to the registrant's fiscal year ended June 30, 2008. The aggregate fees billed for professional services rendered by the former principal accountant for tax compliance, tax advice, and tax planning were $3,900 with respect to the registrant's fiscal year ended June 30, 2007. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) During the fiscal year ended June 30, 2008, aggregate non-audit fees of $2,500 were billed by the registrant's principal accountant for services rendered to the registrant. During the fiscal year ended June 30, 2007, aggregate non-audit fees of $3,900 were billed by the registrant's former principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's principal accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH     Code of Ethics

Exhibit 99.CERT         Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT      Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Cutler Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Erich M. Patten
                             ---------------------------------------------------
                                    Erich M. Patten, President

Date          August 27, 2008
       -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Erich M. Patten
                             ---------------------------------------------------
                                    Erich M. Patten, President

Date          August 27, 2008
       -----------------------------

By (Signature and Title)*           /s/ Matthew C. Patten
                             ---------------------------------------------------
                                    Matthew C. Patten, Treasurer

Date          August 27, 2008
       -----------------------------

* Print the name and title of each signing officer under his or her signature.